COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Lease
,Year ending December 31	Commitments

2015	$1,779
2016	1,404
2017	583
2018	210
2019 and after	84

$4,060

Space segment services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,

2015	$7,152
2016	6,716
2017*)	3,645

$17,513

Space segment services expenses totaled $ 7,913, $ 10,352 and $ 12,932 in 2014, 2013 and 2012, respectively.

*)	The Group does not have any commitments with respect to space segments after 2017.